Reinsurance - Schedule of Reinsurance Recoverables (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Reinsurance Disclosures [Abstract]
Ceded future policyholder benefits and expenses	$ 2,199.8	$ 2,192.1
Ceded unearned premium	14.4	18.3
Ceded claims and benefits payable	1,012.5	1,044.7
Ceded paid losses	0.8	5.0
Total	$ 3,227.5	$ 3,260.1